UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21927

MSS Series Trust

(Exact name of registrant as specified in charter)

8000 Town Centre Dr., Suite 400

Broadview Heights, OH 44147

(Address of principal executive offices) (Zip code)

(Name and address of agent for service)

Registrant's telephone number, including area code: (440) 922-0066

Date of fiscal year end: November 30

Date of reporting period: August 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Schedule of Investments.

		Schedule of Investments
		August 31, 2018 (Unaudited)

Shares/Principal Amount		Fair Value	% of Net Assets

COMMON STOCK

Aerospace & Defense
820	Boeing Co.	$ 281,088
949	Honeywell International, Inc.	150,948
362	Lockheed Martin Corp.	115,988
220	Northrop Grumman Corp.	65,668
365	Raytheon Co.	72,796
203	Rockwell Collins, Inc.	27,598
82	TransDigm Group, Inc. *	28,700
		742,786	2.04%
Air Freight & Logistics
323	CH Robinson Worldwide, Inc. *	31,034
345	FedEx Corp.	84,163
882	United Parcel Service, Inc.	108,380
		223,577	0.61%
Aircraft Part & Auxiliary Equipment, Nec
328	Spirit Aerosystems Holdings	28,044	0.08%

Aircraft & Parts
457	HEICO Corp. Class A	34,046	0.09%

Airlines
640	American Airlines Group, Inc.	25,907
744	Southwest Airlines Co.	45,607
405	United Continental Holdings, Inc. *	35,405
		106,919	0.29%
Apparel & Other Finished Prods Of Fabrics & Similar Material
1,450	Under Armour, Inc. Class A *	29,653	0.08%

Arrangement Of Transportation Of Freight & Cargo
383	Expeditors International of Washington, Inc. *	28,066	0.08%

Auto Components
543	Borg Warner, Inc.	23,767
1,194	Gentex Corp.	27,916
		51,683	0.14%
Automobiles
223	Tesla, Inc .*	67,270

280	Thor Industries, Inc	26,723
		93,993	0.26%

Ball & Roller Bearings
570	The Timken Co.	27,731	0.08%

Banks
528	1st Financial Bankshares, Inc.	31,891
421	Commerce Bancshares, Inc.	29,916
391	East West Bancorp., Inc.	24,786
1,435	First Horizon National Corp.	26,432
2,031	Investors Bancorp., Inc.	25,997
513	PacWest Bancorp.	25,901
86	SVB Financial Group *	27,757
1,064	TCF Financial Corp.	26,972
346	UMB Financial Corp.	26,033
2,137	Valley National Bancorp.	25,751
		271,436	0.75%

Basic Materials
48,000	United Co. Rusal Plc. (Russian Federation) *	12,902	0.04%

Beverages
476	Brown-Forman Corp. Class B	24,857
213	Constellation Brands, Inc.	44,346
231	Dr Pepper Snapple Group	5,267
725	Monster Beverage Corp .*	44,145
1,802	PepsiCo, Inc.	201,842
		320,457	0.88%
Biological Products (No Diagnostic Substances)
157	Bluebird Bio, Inc. *	26,423
297	Neurocrine Biosciences, Inc. *	36,516
		62,939	0.17%
Biotechnology
226	Alexion Pharmaceuticals, Inc. *	27,626
274	Biogen, Inc. *	96,856
953	Celgene Corp. *	90,011
1,650	Gilead Sciences, Inc.	124,955
410	Incyte Corp. *	30,303
138	Regeneron Pharmaceuticals, Inc. *	56,132
255	United Therapeutics Corp. *	31,362
327	Vertex Pharmaceuticals, Inc. *	60,299
		517,544	1.42%

Building Products
343	Lennox International, Inc.	29,411	0.08%

Canned, Fozen & Preserved Fruit, Vegetables & Food Specialties
426	Lamb Weston Holdings, Inc.	28,798	0.08%

Capital Markets
483	Eaton Vance Corp.	25,469
1,111	Federated Investors, Inc.	25,731
720	TD Ameritrade Holding Corp.	42,170
1,709	The Charles Schwab Corp.	86,800
		180,170	0.50%
Chemicals
276	Albemarle Corp.	26,364
365	Ashland Global Holdings, Inc.	30,733
452	Cabot Corp.	29,344
254	Celanese Corp. Class A	29,675
559	Chemours Co.	24,372
366	Ecolab, Inc.	55,076
307	FMC Corp.	26,233
76	NewMarket Corp.	30,479
648	PolyOne Corp.	27,384
267	PPG Industries, Inc.	29,514
366	Praxair, Inc.	57,898
120	The Sherwin-Williams Co.	54,670
390	WR Grace & Co.	27,557
		449,299	1.24%
Chemicals & Allied Products
902	GCP Applied Technologies, Inc. *	22,730
862	Huntsman Corp.	26,282
		49,012	0.13%
Commercial Services & Supplies
150	Cintas Corp. *	32,005
487	Copart, Inc. *	31,319
520	KAR Auction Services, Inc.	32,599
408	Republic Services, Inc.	29,931
551	Waste Management, Inc.	50,086
		175,940	0.48%
Communications Equipment
161	F5 Networks, Inc. *	30,448
178	Harris Corp. *	28,927
436	Lumentum Holdings, Inc. *	29,604
255	Motorola Solutions, Inc.	32,732
136	Palo Alto Networks, Inc. *	31,436
412	Plantronics, Inc.	27,695
539	ViaSat, Inc. *	27,578
		208,420	0.57%
Computer Communications Equipment
110	Arista Networks, Inc. *	32,888	0.09%

Construction & Engineering
365	Emcor Group, Inc.	29,236
440	Jacobs Engineering Group, Inc.	31,984
755	Quanta Services, Inc. *	26,115
		87,335	0.24%
Construction Materials
216	Vulcan Materials Co.	23,933	0.07%

Consumer Finance
1,099	American Express Company	116,472
739	PRA Group, Inc. *	27,010
2,378	SLM Corporation *	27,870
		171,352	0.47%
Containers & Packaging
299	AptarGroup, Inc.	31,308
574	Berry Global Group, Inc. *	27,397
634	Sealed Air Corp. *	25,430
1,016	Silgan Holdings, Inc.	27,686
		111,821	0.31%
Converted Paper & Paperboard Prods (No Containers/Boxes)
258	Avery Dennison Corp.	27,136
646	Bemis Co., Inc.	31,835
		58,971	0.16%
Crude Petroleum & Natural Gas
414	Energen Corp. *	32,105
459	PDC Energy, Inc. *	24,185
		56,290	0.15%
Distributors
904	LKQ Corp. *	31,206	0.09%

Diversified Consumer Services
255	Grand Canyon Education, Inc. *	30,381
487	Sotheby's Class A *	23,386
		53,767	0.15%

247	Moodys Corp.	43,971
173	MSCI, Inc.	31,185
305	Nasdaq Omx Group, Inc.	29,109
321	S&P Global, Inc.	66,463
		170,728	0.47%
Electric & Other Services Combined
1017	Evergy, Inc.	58,020	0.16%

Electric Utilities
819	OGE Energy Corp.	30,164	0.08%

Electrical Equipment
369	AMETEK, Inc.	28,398
406	BWX Technologies, Inc.	24,896
347	Regal-Beloit Corp.	29,044
155	Rockwell Automation, Inc.	28,049
		110,387	0.30%
Electronic Components & Accessories
262	Hubbell, Inc.	33,106	0.09%

Electronic Equipment, Instruments & Components
313	Amphenol Corp. Class A	29,604
681	Avnet, Inc.	32,960
575	Cognex Corp.	30,935
995	Corning, Inc.	33,342
441	Dolby Laboratories, Inc. Class A	30,954

499	Flir Systems, Inc.	31,307
513	Keysight Technologies, Inc. *	33,289
795	Trimble, Inc. *	33,470
179	Zebra Technologies Corp. Class A *	30,741
		286,602	0.79%
Energy Equipment & Services
1,167	Oceaneering International, Inc.	32,991	0.09%

Entertainment Content
762	I-Cable Communications, Ltd. *	9
1,251	Lions Gate Entertaiment Corp. Class B	28,085
		28,094	0.08%
Farm & Construction Equipment
909	Epiroc AB *	9,440	0.03%

Food & Kindred Products
435	Pinnacle Foods, Inc.	28,893
1,026	The Hain Celestial Group, Inc. *	29,302
		58,195	0.16%
Food & Staples Retailing
273	Casey's General Stores, Inc	31,168
662	Sysco Corp.	49,531
		80,699	0.22%
Food Products
766	Hormel Foods Corp.	29,989
362	Post Holdings, Inc. *	35,208
296	The Hershey Co.	29,754
590	TreeHouse Foods, Inc. *	30,739
		125,690	0.35%
Gas & Other Services Combined
557	UGI Corp.	30,106	0.08%

Gas Utilities
318	Atmos Energy Corp.	29,329
639	New Jersey Resource Corp.	29,138
		58,467	0.16%
Health Care Equipment & Supplies
2,277	Abbott Laboratories	152,195
97	Align Technology, Inc. *	37,490
688	Baxter International, Inc.	51,167
343	Becton Dickinson and Co.	89,821
1,770	Boston Scientific Corp. *	62,941
259	Edwards Lifesciences Corp. *	37,358
131	IDEXX Laboratories, Inc. *	33,279
147	Intuitive Surgical, Inc. *	82,320
271	ResMed, Inc.	30,192
476	Stryker Corp.	80,649
235	Varian Medical Systems, Inc. *	26,325
308	West Pharmaceutical Services, Inc.	36,051
243	Zimmer Biomet Holdings, Inc.	30,042
		749,830	2.06%
Health Care Providers & Services
416	Aetna, Inc.	83,312

320	AmerisourceBergen Corp.	28,790
326	Anthem, Inc.	86,302
3,666	Brookdale Senior Living, Inc. *	36,367
244	Centene Corp. *	35,741
312	Cigna Corp. *	58,762
718	Express Scripts Holding Co. *	63,198
447	HCA Healthcare, Inc.	59,947
380	Henry Schein, Inc. *	29,518
175	Humana, Inc.	58,321
267	IQVIA Holdings, Inc. *	33,933
265	McKesson Corp.	34,119
1,224	Patterson Cos., Inc.	27,601
1,347	UnitedHealth Group, Inc.	361,616
117	WellCare Health Plans, Inc. *	35,401
		1,032,928	2.84%
Health Care Technology
185	Athenahealth, Inc. *	28,471
473	Cerner Corp. *	30,797
355	Madidata Solitons, Inc. *	30,168
		89,436	0.25%
Hospital & Medical Service Plans
323	Molina Healthcare, Inc. *	44,574	0.12%

Hotels & Motels
145	Wynn Resorts	21,509	0.06%

Hotels, Restaurants & Leisure
347	Choice Hotels International, Inc.	27,083
316	Darden Restaurants, Inc.	36,669
424	Dunkin' Brands Group, Inc.	30,905
331	Hilton Worldwide Holdings, Inc.	25,692
450	Marriott International, Inc.	56,912
1,009	McDonalds Corp.	163,690
863	MGM Resorts International	25,018
533	Norwegian Cruise Line Holdings Ltd. *	28,574
259	Royal Caribbean Cruises Ltd.	31,748
433	Six Flags Entertainment Corp.	29,249
1,768	Starbucks Corp.	94,500
532	The Cheesecake Factory, Inc.	28,286
1,667	The Wendys Co. Class A	29,423
100	Vail Tresorts, Inc.	29,805
331	Yum! Brands, Inc.	28,761
		666,315	1.83%
Household Appliances
429	Smith A O Corp.	24,916	0.07%

Household Durables
678	DR Horton, Inc.	30,178
9	NVR, Inc. *	24,016
		54,194	0.15%
Household Products
593	Church & Dwight Co, Inc.	33,552
1,119	Colgate-Palmolive Co.	74,313

235	Clorox Co.	34,070
449	Kimberly-Clark, Corp.	51,877
		193,812	0.53%
IT Services
133	Alliance Data Systems Corp.	31,731
420	Amdocs, Ltd.	27,418
558	Automatic Data Processing, Inc.	81,887
238	Broadridge Financial Solutions, Inc.	32,163
749	Cognizant Technology Solutions Corp. Class A	58,744
333	Euronet Worldwide, Inc. *	32,567
422	Fidelity National Information Services, Inc.	45,648
525	Fiserv, Inc. *	42,037
138	FleetCor Technologies, Inc. *	29,496
204	Gartner, Inc. *	30,551
448	Leidos Holdings, Inc.	31,705
1,450	Mastercard, Inc.	312,562
446	Maximus, Inc.	29,659
430	Paychex, Inc.	31,497
1,530	PayPal Holdings, Inc. *	141,265
319	Total System Services, Inc.	30,988
2,482	Visa, Inc. Class A	364,581
		1,354,499	3.72%
Independent Power and Renewable Electricity Producers
813	NRG Energy, Inc.	28,772	0.08%

Industrial & Commercial Fans & Blowers & Air Purifying Equipment
585	Donaldson Co., Inc.	29,601	0.08%

Industrial Conglomerates
769	3M Co. *	162,198
261	Carlisle Cos., Inc.	33,097
125	Roper Technologies, Inc.	37,296
		232,591	0.64%
Industrial Instruments for Measurement, Display and Control
362	Fortive Corp.	30,401	0.08%

Information Services
397	TransUnion	29,894	0.08%

Infrastructure Software
249	LogMeIn, Inc.	21,401	0.06%

Instruments For Meas & Testing Of Electricity & Elec Signals
773	Teradyne, Inc. *	31,840	0.09%

Insurance
250	American Financial Group, Inc.	27,840
309	Assurant, Inc.	31,771
1,375	CNO Financial Group, Inc.	29,714
514	First American Financial Corp.	29,226
8,621	Genworth Financial, Inc. Class A *	40,088
375	Kemper Corp. *	30,506
24	Markel Corp. *	29,011

589	Mercury General Corp.	31,747
419	RLI Corp.	32,251
231	The Hanover Onsurance Group, Inc.	28,295
323	Torchmark, Corp	28,398
		338,847	0.93%
Internet & Catalog Retail
657	Amazon.com, Inc. *	1,322,350
242	Expedia, Inc.	31,581
641	Netflix, Inc. *	235,683
		1,589,614	4.37%
Internet Based Services
190	IAC InterActiveCorp *	37,468
681	Liberty Expedia Holdings, Inc. Class A *	31,428
		68,896	0.19%
Internet Software & Services
412	Alphabet, Inc.-CL A *	507,502
477	Alphabet, Inc.-CL C *	581,076
70	Costar Group, Inc. *	30,951
1,278	eBay, Inc.*	44,232
104	Equinex, Inc. New	45,357
3,242	Facebook, Inc. *	569,717
838	Twitter, Inc. *	29,481
217	Verisign, Inc. *	34,418
		1,842,734	5.07%
Investment Companies
1,153	Jefferies Financial Group, Inc.	26,773	0.07%

Leisure Products
316	Hasbro, Inc.	31,382	0.09%

Life Sciences Tools & Services
436	Agilent Technologies, Inc.	29,447
184	Bio-Techne Corp.	35,359
916	Bruker Corp.	32,591
262	Charles River Laboratories International, Inc. *	32,360
190	Illumina, Inc. *	67,418
49	Mettler-Toledo International, Inc. *	28,639
371	PerkinElmer, Inc.	34,292
528	Thermo Fisher Scientific, Inc.	126,245
		386,351	1.06%
Machinery
650	Allison Transmission Holdings, Inc.	32,279
604	Graco, Inc.	28,394
196	Idex, Corp.	30,029
431	Illinois Tool Works, Inc.	59,857
521	ITT, Inc.	30,796
709	Kennametal, Inc.	28,956
940	Mueller Industries, Inc. *	30,052
208	Nordson Corp.	28,916
368	Oshkosh Corp.	25,856
156	Parker-Hannifin Corp.	27,394
473	The Toro Co.	28,754
296	Wabtec Corp.	32,063

383	Xylem, Inc.	29,073
		412,419	1.13%
Marine
310	Kirby Corp. *	27,063	0.07%

Media
40	Cable One, Inc.	33,510
507	CBS Corp. Class B	26,881
304	Charter Communications, Inc. Class A *	94,362
755	Cinemark Holdings, Inc. *	28,177
1,236	Discovery Communications, Inc. *	31,691
866	DISH Network Corp. Class A *	30,613
384	Liberty Broadband Corp. *	31,139
608	Live Nation Entertainment *	30,205
1,736	News Corp. Class A *	22,689
5,648	Sirius XM Holdings, Inc.	40,101
2,140	The Walt Disney Co.	239,723
1,341	Twenty-First Century Fox, Inc. Class A *	60,881
		669,972	1.84%
Metals & Mining
542	Alcoa, Inc. *	24,211
1,210	Commercial Metals Co.	26,136
296	Reliance Steel & Aluminum Co.	26,015
987	Southern Copper Corp.	43,073
560	Steel Dynamics, Inc.	25,609
		145,044	0.40%
Mining, Quarrying Of Nonmetallic Minerals (No Fuels)
847	Us Silica Holdings, Inc.	17,948	0.05%

Motor Vehicle Parts & Accessories
211	Visteon Corp. *	23,292	0.06%

Multi-Utilities
514	NorthWestern Corp.	30,819	0.08%

Multiline Retail
292	Dollar General Corp.	31,457
288	Dollar Tree, Inc. *	23,187
9,565	J.C. Penney Co., Inc. *	16,930
		71,574	0.20%
National Commercial Banks
633	MB Financial, Inc.	30,675
418	Pinnacle Financial Partners, Inc.	26,982
1,132	Sterling Bancorp	25,866
		83,523	0.23%
Natural Gas Distribution
849	South Jersey Industries, Inc.	28,170	0.08%

Newspapers: Publishing Or Publishing & Printing
1,195	The New York Times Co. Class A	27,844	0.08%

Oil and Gas Filed Machinery and Equipment
766	Baker Hughes GE, Class A	25,255	0.07%

Oil, Gas & Consumable Fuels
651	Anadarko Petroleum Corp.	41,924
1,192	Cabot Oil & Gas Corp. Class A	28,405
432	Cheniere Energy, Inc. *	28,914
7,423	Chesapeake Energy Corp. *	32,884
371	Concho Resources, Inc. *	50,883
402	Continental Resources, Inc. *	26,512
214	Diamondback Energy, Inc.	25,912
725	EOG Resources, Inc.	85,717
398	HollyFrontier Corp.	29,659
898	Murphy Oil Corp.	27,685
957	Newfield Exploration Co. *	26,107
657	PBF Energy, Inc.	34,111
216	Pioneer Natural Resources Co. *	37,735
1,862	Range Resources Corp.	30,574
1,083	SemGroup Corp.	26,209
6,173	Southwestern Energy Co. *	34,692
		567,923	1.56%
Paints, Varnishes, Lacquers, Enamels & Allied Products
554	RPM International, Inc.	37,395	0.10%

Paperboard Containers & Boxes
1956	Graphic Packaging Holding Co.	27,815	0.08%

Personal Products
498	Herbalife, Ltd. *	28,182
282	Lauder Estee Co.	39,514
		67,696	0.19%
Pharmaceutical Preparations
323	Agios Pharmaceuticals, Inc. *	26,073
698	Catalent, Inc. *	29,176
525	Nectar Therapeutics *	34,907
679	Portola Pharmaceuticals, Inc. *	20,268
868	The Medicines Co. *	34,382
		144,806	0.40%
Pharmaceuticals
2,049	AbbVie, Inc.	196,663
2,069	Bristol-Mayers Squibb Co.	125,278
622	Zoetis, Inc.	56,353
		378,294	1.04%
Power Generation
1,189	Vistra Energy Corp. *	27,989	0.08%

Professional Services
290	ManpowerGroup, Inc. *	27,182
243	Equifax, Inc.	32,555
261	Verisk Analytics, Inc. *	31,082
		90,819	0.25%
Pumps & Pumping Equipment
862	Colfax Corp. *	30,101
639	Flowserve Corp.	33,305
		63,406	0.17%

Real Estate Management & Development
577	Cbre Group, Inc. *	28,164
164	Jones Lang Lasalle, Inc. *	25,013
		53,177	0.15%
Real Estate Agents & Managers (For Others)
237	Marriott Vacations Worldwide Corp.	28,203	0.08%

Retail - Building Materials, Hardware, Garden Supply
525	Fastenal Co.	30,639	0.08%

Retail - Catalog & Mail Order Houses
200	Wayfair, Inc. Class A *	43,795	0.12%

Retail-Department Stores
196	Burlington Stores, Inc. *	32,963	0.09%

Retail-Home Furniture, Furnishings & Equipment Stores
564	Williams-Sonoma, Inc.	39,610	0.11%

Road & Rail
1,118	CSX Corp.	82,911
223	J.B. Hunt Transport Services, Inc.	26,927
190	Old Dominion Freight Line, Inc.	28,956
987	Union Pacific Corp.	148,662
		287,456	0.79%
Savings Institution, Federally Chartered
1,461	People's United Financial, Inc.	27,043	0.07%

Security & Commodity Brokers, Dealers, Exchanges & Services
2,291	BGC Partners, Inc. Class A	28,454	0.08%

Security Brokers, Dealers & Flotation Companies
293	Raymond James	27,261	0.07%

Semiconductors & Related Devices
552	Broadcom, Inc.	120,905
1,690	Cypress Semiconductor Corp.	29,085
331	Mellanox Technologies Ltd. ADR *	27,539
		177,529	0.49%
Semiconductors & Semiconductor Equipment
2,226	Advanced Micro Devices, Inc. *	56,029
473	Analog Devices, Inc.	46,756
1,364	Applied Materials, Inc.	58,679
375	First Solar, Inc. *	19,530
247	K L A Tencor Corp.	28,704
201	Lam Research Corp.	34,791
783	Marvell Technology Group, Ltd.	16,193
462	Maxim Integrated Products, Inc.	27,937
1,454	Micron Technology, Inc. *	76,364
805	Nvidia Corp.	225,947
295	ochip Technology, Inc.	25,379
1,124	ON Semiconductor Corp. *	23,986
640	Semtech Corp. *	38,240

278	Skyworks Solutions, Inc.	25,381
1,262	Texas Instruments, Inc.	141,849
401	Xilinx, Inc.	31,210
		876,975	2.41%
Services-Business Services, Nec
65	Booking Holdings, Inc. *	126,851
1,405	First Data Corp. Class A *	36,137
240	Global Payments, Inc.	29,899
274	GrubHub, Inc. *	39,486
338	Worldpay, Inc. Class A *	32,918
534	Zillow Group, Inc. *	25,685
		290,976	0.80%

Services-Commercial Physical & Biological Research
577	Exact Sciences Corp. *	43,212
1,440	Exelixis, Inc. *	27,057
339	PRA Health Sciences, Inc. *	35,798
		106,067	0.29%
Services-Computer Integrated Systems Design
227	Jack Henry & Associates, Inc. *	35,966	0.10%

Services-Computer Processing & Data Preparation
222	Proofpoint, Inc. *	26,340	0.07%

Services-Computer Programming Services
219	EPAM Systems, Inc. *	31,302	0.09%

Services-Computer Programming, Data Processing, Etc.
1,149	Sabre Corp.	30,000	0.08%

Services-Engineering Services
528	Tetra Tech, Inc.	36,854	0.10%

Services-General Medical & Surgical Hospitals, Nec
658	Envision Healthcare Corp. *	29,847	0.08%

Services-Hospitals
437	Encompass Health Corp.	35,655	0.10%

Services-Medical Laboratories
156	Laboratory Corp. of America Holdings *	26,968	0.07%

Services-Personal Services
739	Service Corp. International	31,009	0.09%

Services-Prepackaged Software
505	Square, Inc. Class A *	44,763
364	Veeva Systems, Inc. Class A *	37,987
		82,750	0.23%
Services-To Dwellings & Other Buildings
548	Rollins, Inc.	32,924	0.09%

Software

988	Activision Blizzard, Inc. *	71,235
744	Adobe Systems, Inc. *	196,051
299	Aspen Technology, Inc. *	34,493
261	Autodesk, Inc. *	40,285
403	CommVault Systems, Inc. *	28,069
396	Electronic Arts, Inc. *	44,910
140	FactSet Research Systems, Inc.	32,115
304	Guidewire Software, Inc. *	30,573
330	Intuit, Inc.	72,425
624	Manhattan Associates, Inc. *	36,186
10,320	Microsoft Corp.	1,159,246
2,159	Nuance Communications, Inc. *	35,235
5,179	Oracle Corp.	251,596
325	PTC, Inc. *	32,481
215	Red Hat, Inc. *	31,762
1,131	Salesforce.com, Inc. *	172,681
214	ServiceNow, Inc. *	42,021
243	Splunk, Inc. *	31,140
567	SS&C Technologies Holdings, Inc.	33,646
1243	Symantec Corp.	25,059
310	Synopsys, Inc. *	31,663
243	Take-Two Interactive Software, Inc. *	32,455
106	The Ultimate Software Group, Inc. *	32,825
121	Tyler Technologies, Inc. *	29,881
206	Workday, Inc. *	31,835
		2,559,868	7.04%
Specialty Retail
231	Advance Auto Parts, Inc.	37,891
1,275	American Eagle Outfitters, Inc.	33,099
42	AutoZone, Inc. *	32,209
424	CarMax, Inc. *	33,093
632	Foot Locker, Inc.	31,158
1,054	Lowes Cos., Inc.	114,623
101	OReilly Automotive, Inc. *	33,877
483	Ross Stores, Inc.	46,262
1,630	The Home Depot, Inc.	327,255
792	The TJX Cos., Inc.	87,096
389	Tractor Supply Co.	34,341
		810,904	2.23%
State Commercial Banks
565	Bank of The Ozarks	22,860
252	Signature Bank	29,167
775	United Bankshares, Inc.	30,535
500	Western Alliance Bancorp. *	28,825
295	Wintrust Financial Corp.	26,122
		137,509	0.38%
Surgical & Medical Instruments & Apparatus
93	ABIOMED, Inc. *	37,812
314	Dexcom, Inc. *	45,335
		83,147	0.23%
Technology Hardware, Storage & Peripherals
6,580	Apple, Inc.	1,497,805
899	NCR Corp. *	25,541

391	Netapp, Inc.	33,943
		1,557,289	4.28%
Telephone Communications (No Radio Telephone)
819	Zayo Group Holdings, Inc. *	28,387	0.08%

Textiles, Apparel & Luxury Goods
1,618	NIKE, Inc.	133,000
247	Ralph Lauren Corp.	32,804
547	Steve Madden Ltd.	31,808
1,603	Under Armour, Inc. *	30,409
495	VF Corp.	45,604
		273,625	0.75%
Tobacco
2,903	Altria Group, Inc.	169,884	0.47%

Trading Companies & Distributors
691	Beacon Roofing Supply, Inc. *	25,622
301	MSC Industrial Direct Co., Inc. Class A	25,730
166	United Rentals, Inc. *	25,874
92	W.W. Granger, Inc.	32,574
154	Watsco, Inc.	26,949
462	WESCO International, Inc. *	28,251
		165,000	0.45%
Transportation Services
379	Gatx Corp.	32,007
258	XPO Logistics, Inc. *	27,477
		59,484	0.16%
Wholesale-Electronic Parts & Equipment, Nec
362	Arrow Electronics, Inc. *	28,066	0.08%

Wholesale-Groceries & Related Products
785	US Foods Holding Corp. *	25,583	0.07%

Wholesale-Machinery, Equipment & Supplies
397	Applied Industrial Technologies, Inc.	30,589	0.08%

Wireless Telecommunication Services
176	SBA Communications *	27,321
10,016	Sprint Corp. *	61,198
1,077	T-Mobile US, Inc. *	71,125
		159,644	0.44%

Total for Common Stock (Cost - $23,624,555)		25,841,996	71.03%

EXCHANGE TRADED FUNDS
1,131	iShares 10-20 Year Treasury Bond ETF	148,432
12,946	iShares 20+ Year Treasury Bond ETF	1,566,401
2,088	iShares Agency Bond ETF	232,478
823	iShares Ftse 100 ETF	7,912
66,398	iShares MBS ETF	6,918,672
1	Satrix 40 Index Fund (South Africa)	4
203	SPDR S&P/ASX 200 Fund (Australia)	8,713
215	Vanguard Mid-Cap Growth ETF	30,790

1	Vanguard Small-Cap Growth ETF	190
207	Vanguard Small-Cap Value ETF	29,504
Total Exchange Traded Funds (Cost - $8,943,913)		8,943,096	24.59%

Real Estate Investment Trusts
1,165	Acadia Realty Trust	33,226
1,296	Alexander & Baldwin, Inc. *	30,417
570	American Tower Corp.	84,998
697	Apartment Investment & Management Co. Class A	30,266
171	AvalonBay Communities, Inc.	31,343
879	Blackstone Mortgage Trust, Inc. Class A	29,939
307	Camden Property Trust	29,183
4,545	Colony Capital, Inc.	27,861
262	CoreSite Realty Corp.	30,515
3,076	Cousins Properties, Inc.	28,761
529	Crown Castle International Corp.	60,322
516	CyrusOne, Inc.	34,551
2,347	DiamondRock Hospitality Co.	28,070
729	Douglas Emmett, Inc.	28,475
312	Equity LifeStyle Properties, Inc.	30,227
297	Extra Space Storage, Inc.	27,386
238	Federal Realty Investment Trust	31,085
878	First Industrial Realty Trust, Inc.	28,500
797	Gaming and Leisure Properties, Inc.	28,525
1	Gramercy Property Trust	27
1,094	Healthcare Trust of America, Inc. Class A	31,256
378	Kilroy Realty Corp.	27,647
3,435	Lexington Realty Trust	32,083
642	Liberty Property Trust	28,087
2,087	Medical Properties Trust, Inc.	31,409
1,527	New Residential Investment Corp.	28,356
898	Park Hotels & Resorts, Inc.	30,038
1,502	Piedmont Office Realty Trust, Inc. Class A	29,800
431	Prologis, Inc.	28,985
488	Regency Centers Corp.	32,223
1,390	Sabra Health Care REIT, Inc.	32,776
402	Simon Property Group, Inc.	73,578
290	Sun Communities, Inc.	29,922
523	Taubman Centers, Inc.	33,791
1,355	Urban Edge Properties	30,975
4,065	Washington Prime Group.	31,463
Total Real Estate Investment Trusts (Cost - $1,077,940)		1,186,066	3.26%

MONEY MARKET FUND
381,739	Aim Short Term Invts Tr Treasury 1.873% **	381,739	1.05%
Total Money Market Fund (Cost - $381,739)

Total Investments (Cost - $34,028,147)		$ 36,352,897	99.93%

Assets In Excess Of Other Liabilities		26,961	0.07%

Net Assets		$ 36,379,858	100.00%

* Non-Income Producing Security.
** Variable Rate Security: The Yield Rate shown represents the rate at August 31, 2018.

CCA Aggressive Return Fund

	Notes to Financial Statements
	August 31, 2018 (Unaudited)

1. SECURITY TRANSACTIONS

For Federal income tax purposes, the cost of securities owned at August 31, 2018 was $34,028,146. At August 31, 2018, the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) of investments was as follows:

Appreciation	(Depreciation)	Net Appreciation (Depreciation)
$2,784,129	($459,175)	$2,324,954

2. SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION: All investments in securities are recorded at their estimated fair value, as described in Note 3.

FEDERAL INCOME TAXES: The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Fund’s policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Fund recognizes the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken on the Fund’s 2016 and 2017 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal and State tax authorities; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties.

SHARE VALUATION: The net asset value (the “NAV”) is generally calculated as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) every day the Exchange is open. The NAV is calculated by taking the total value of the Fund’s assets, subtracting its liabilities, and then dividing by the total number of shares outstanding, rounded to the nearest cent. The offering price and redemption price per share is equal to the net asset value per share, except that shares of the Fund are subject to a redemption fee of 2% if redeemed within 90 days of purchase.

DISTRIBUTIONS TO SHAREHOLDERS: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.

USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

OTHER: The Fund records security transactions based on a trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized, over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

EXPENSES: Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or an appropriate basis.

3. SECURITIES VALUATIONS

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock). Equity securities are generally valued by using market quotations.  The market quotation used for common stocks, including those listed on the NASDAQ National Market System, is the last sale price on the date on which the valuation is made or, in the absence of sales, at the closing bid price.  Over-the-counter securities will be valued on the basis of the bid price at the close of each business day.  Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security.  When the security position is not considered to be part of an active market or when the security is valued at the bid price, the position is generally categorized as level 2.  When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees (the “Trustees”) and are categorized in level 2 or level 3, when appropriate.

Money market funds. Shares of money market funds are valued at a net asset value of $1.00 and are classified in level 1 of the fair value hierarchy.

Fixed income securities. Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review of the Trustees.  Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation. Generally, fixed income securities are categorized as level 2.

In accordance with the Trust's good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  There is no single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accordance with this principle may, for example, be based on (I) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of August 31, 2018:

Valuation Inputs of Assets Level 1 Level 2 Level 3 Total
Common Stock $25,841,996 - - $25,841,996
Exchange Traded Fund $8,943,096 - - $8,943,096
Real Estate Investment Trusts $1,186,066 - - $1,186,066
Money Market $381,739 - - $381,739
Total $36,352,897 - - $36,352,897

Refer to the Fund’s Schedule of Investments for a listing of securities by industry.  The Fund did not hold any Level 3 assets during the three month period ended August 31 ,2018. There were no transfers into or out of the levels during the three month period ended August 31, 2018. It is the Fund’s policy to consider transfers into or out of the levels as of the end of the reporting period.

The Fund did not invest in derivative instruments during the three month period ended August 31 ,2018.

 Item 2. Controls and Procedures.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MSS Series Trust

By /s/Gregory B. Getts

* Gregory B. Getts

   Trustee

Date:  October 29, 2018

 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Gregory B. Getts

* Gregory B. Getts

   Trustee

Date:  October 29, 2018

By /s/Brandon M. Pokersnik

* Brandon M. Pokersnik

   Treasurer and Secretary

Date:  October 29, 2018